Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flows From Operating Activities
Net income (loss)	$ 45.5	$ 604.3	$ (347.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortisation	61.2	65.2	62.9
Deferred income taxes	(52.8)	11.3	(21.9)
Pension cost			1.3
Stock-based compensation	7.0	7.8	9.1
Asbestos adjustments	117.1	15.8	85.8
Asset impairments	16.9	14.3
Tax benefit from stock options exercised	(3.5)		(0.4)
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	224.7	(59.1)	63.3
Restricted short-term investments	(0.1)	(0.1)	9.7
Payment to AICF	(184.1)	(51.5)	(63.7)
Accounts and other receivables	(5.0)	2.2	24.9
Inventories	8.0	(26.7)	(8.1)
Prepaid expenses and other assets	8.8	19.2	6.3
Insurance receivable - Asbestos	36.8	25.0	22.9
Accounts payable and accrued liabilities	(46.0)	87.4	(7.7)
Asbestos liability	(127.6)	(106.3)	(97.8)
Deposit with Australian Taxation Office			254.3
Australian Taxation Office - amended assessment		(197.4)	190.4
Other accrued liabilities	2.4	(24.2)	(37.1)
Net cash provided by operating activities	109.3	387.2	147.2
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(61.1)	(35.8)	(50.3)
Proceeds from sale of property, plant and equipment	1.4	0.3	0.7
Deposit on acquisition		(14.4)
Net cash used in investing activities	(59.7)	(49.9)	(49.6)
Cash Flows From Financing Activities
Proceeds from long-term borrowings	330.0	160.0	460.0
Repayments of long-term borrowings	(330.0)	(219.0)	(555.0)
Proceeds from issuance of shares	26.3	11.0	4.9
Tax benefit from stock options exercised	3.5		0.4
Common stock repurchased and retired		(19.0)
Dividends paid	(188.5)	(17.4)
Net cash used in financing activities	(158.7)	(84.4)	(89.7)
Effects of exchange rate changes on cash	(2.6)	(6.1)	(8.5)
Net (decrease) increase in cash and cash equivalents	(111.7)	246.8	(0.6)
Cash and cash equivalents at beginning of period	265.4	18.6	19.2
Cash and cash equivalents at end of period	153.7	265.4	18.6
Components of Cash and Cash Equivalents
Cash at bank and on hand	55.5	256.1	9.5
Short-term deposits	98.2	9.3	9.1
Cash and cash equivalents at end of period	153.7	265.4	18.6
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest, net of amounts capitalised	0.1	11.2	9.1
Cash paid during the year for income taxes, net	$ 83.3	$ 29.5	$ 38.7